Risks (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Risks (Details) [Line Items]
Deposited with a bank	$ 12,000,000
Insured amount	75,000	¥ 500,000
Mainland China [Member]
Risks (Details) [Line Items]
Deposited with a bank	900,000
Insured amount	$ 250,000